Changes in the Group structure - Main acquisitions and divestments (Details) - USD ($) $ in Millions	Sep. 30, 2019	Aug. 30, 2019	Apr. 01, 2019	Mar. 31, 2019	Mar. 15, 2019	Mar. 14, 2019	Mar. 04, 2019
Toshiba LNG portfolio in the United States
Main acquisitions and divestments
Tolling agreement term		20 years
Amount received in consideration of risks of loss of portfolio		$ 815
Arctic LNG 2 LLC
Main acquisitions and divestments
Percentage of interest acquired							10.00%
Mozambique LNG project
Main acquisitions and divestments
Percentage of interest acquired	26.50%
Chevron Denmark Inc. | Danish Underground Consortium
Main acquisitions and divestments
Percentage of interest acquired			12.00%
Chevron Denmark Inc. | Licence 8/06
Main acquisitions and divestments
Percentage of interest acquired			12.00%
Chevron Denmark Inc. | Tyra West pipeline
Main acquisitions and divestments
Percentage of interest acquired			7.50%
Danish Underground Consortium
Main acquisitions and divestments
Proportion of ownership interest in associate			43.20%	31.20%
Ichthys LNG project
Main acquisitions and divestments
Percentage of interest sold					4.00%
Proportion of ownership interest in joint venture					26.00%	30.00%